Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2024
Taxes Payable [Abstract]
Schedule of Taxes Payable	As of December 31, 2024 and 2023, taxes payable consisted of the following.
	2024	2023

Value-added	$1,178,587	$1,219,713
Income	357,680	564,372
Other	144,209	133,562
Total	$1,680,476	$1,917,647